Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Average number of employees	227,552	232,642	231,556
Wealth and Personal Banking
Disclosure of operating segments [line items]
Average number of employees	132,336	135,676	138,026
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	46,826	48,004	44,992
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	48,043	48,597	48,179
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	347	365	359